Stock-Based Compensation Expense Reported in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 52,143	$ 7,347	$ 10,887	$ 9,156	$ 8,975
Total tax benefit recognized	(14,774)	(838)	(1,104)	(1,091)	(2,897)
Decrease in net income	37,369	6,509	9,783	8,065	6,078
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	555	530	690	333	122
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	5,486	1,737	3,003	1,452	261
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	6,293	4,077	5,670	6,335	7,690
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 39,809	$ 1,003	$ 1,524	$ 1,036	$ 902